Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, we are providing the following information regarding the relationship between executive compensation actually paid (CAP) and certain financial performance measures of the Company for the fiscal years shown.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table Total ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ($) (e)	Flex TSR ($) (f)	Peer Group TSR ($) (g)	GAAP Net Income ($ Millions) (h)	Adjusted EPS ($) (i)
2026	44,391,138	169,414,161	5,491,551	20,075,135	491	718	880	3.30
2025	16,422,136	26,845,235	6,206,790	5,142,055	248	299	838	2.65
2024	15,118,250	48,297,494	3,898,116	10,135,211	215	248	872	2.15
2023	15,597,911	30,258,936	4,097,332	7,197,637	126	156	793	2.36
2022	14,375,624	16,510,494	4,015,753	4,098,165	101	113	936	1.96

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for Revathi Advaithi, the CEO for the respective years shown.

Column (c).“Compensation actually paid” to the CEO in each of FY26, FY25, FY24, FY23, and FY22 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation and People Committee in regard to the CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year CEO	2022	2023	2024	2025	2026
SCT Total Compensation ($)	$14,375,624	$15,597,911	$15,118,250	$16,422,136	$44,391,138
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$10,484,149	$11,020,718	$11,382,142	$11,353,074	$38,446,348
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$11,372,194	$16,892,976	$17,276,728	$12,272,574	$114,288,067
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$1,275,446	$10,802,925	$23,895,484	$7,390,003	$38,484,443
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$(28,621)	$(1,987,549)	$3,462,720	$2,194,246	$10,696,861
Less: Fair Value as of Prior Fiscal Year End of Stock Awards Forfeited during the Covered Year ($)	$0	$0	$0	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$0	$26,607	$73,545	$80,649	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$16,510,494	$30,258,936	$48,297,494	$26,845,235	$169,414,161

Equity Valuations:

•	EPS-based PSU grant date fair values are calculated using the stock price as of the date of grant and are assumed at target performance, while TSR-based PSU grant date fair values are calculated using the Monte Carlo fair value, developed in accordance with FASB ASC 718, and are also assumed at target performance.
•	The EPS-based PSUs are valued after the grant date assuming estimated performance results as of the end of each measurement date and Flex’s stock price on that date, while the value of TSR-based PSUs assume target-level performance and are multiplied by the corresponding Monte Carlo value.

•	Time-based RSUs are valued after grant based on Flex’s stock price on each measurement date, in accordance with FASB ASC 718.
•	For all time-based RSUs, the vest date fair value is equal to the number of units that actually vest and Flex’s stock price on that date.

Fiscal Year	2022	2023	2024	2025	2026
Non-CEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$4,015,753	$4,097,332	$3,898,116	$6,206,790	$5,491,551
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$2,262,366	$2,169,700	$2,188,321	$4,225,425	$3,032,512
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$2,453,994	$3,325,800	$3,321,609	$3,768,606	$5,766,967
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$165,239	$2,187,616	$4,471,749	$709,604	$10,036,613
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$(270,811)	$(239,733)	$731,844	$(73,967)	$1,812,516
Less: Fair Value as of Prior Fiscal Year End of Stock Awards Forfeited during the Covered Year ($)	$0	$0	$0	$1,218,563	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$3,645	$3,678	$99,786	$24,990	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$4,098,165	$7,197,637	$10,135,211	$5,142,055	$20,075,135

Equity Valuations: equity valuation assumptions are the same as those stated above under the CEO table.

Column (d). The following non-CEO NEOs (collectively, the “Non-CEO NEOs”) are included in the average figures shown:

•	FY22: Francois P. Barbier, Michael P. Hartung, Paul R. Lundstrom, and Scott Offer
•	FY23: Michael P. Hartung, Paul R. Lundstrom, Scott Offer, and Hooi Tan
•	FY24: Michael P. Hartung, Paul R. Lundstrom, Scott Offer, and Hooi Tan
•	FY25: Kevin Krumm, Michael P. Hartung, Scott Offer, Hooi Tan, Paul R. Lundstrom and Jaime Martinez
•	FY26: Kevin Krumm, Michael P. Hartung, Scott Offer and Hooi Tan

Column (e). Average “compensation actually paid” for our Non-CEO NEOs in each of FY26, FY25, FY24, FY23 and FY22 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation and People Committee in regard to the Non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Flex for the measurement periods beginning on the last trading day of the Company’s 2021 fiscal year and ending on March 31 of each of 2026, 2025, 2024, 2023 and 2022, respectively.

Column (g). For the relevant fiscal year, represents the cumulative TSR of the peer group consisting of Benchmark Electronics, Celestica Inc., Jabil Inc., and Sanmina Corporation (“Peer Group TSR”) for the measurement periods beginning on the last trading day of the Company’s 2021 fiscal year and ending on March 31 of each of 2026, 2025, 2024, 2023 and 2022, respectively.

Column (h). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively.

Column (i). Company-selected Measure is Adjusted Earnings Per Share (EPS) which is described below. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for a reconciliation of GAAP to non-GAAP financial measures.

Company Selected Measure Name	Adjusted Earnings Per Share (EPS)
Named Executive Officers, Footnote

Column (d). The following non-CEO NEOs (collectively, the “Non-CEO NEOs”) are included in the average figures shown:

•	FY22: Francois P. Barbier, Michael P. Hartung, Paul R. Lundstrom, and Scott Offer
•	FY23: Michael P. Hartung, Paul R. Lundstrom, Scott Offer, and Hooi Tan
•	FY24: Michael P. Hartung, Paul R. Lundstrom, Scott Offer, and Hooi Tan
•	FY25: Kevin Krumm, Michael P. Hartung, Scott Offer, Hooi Tan, Paul R. Lundstrom and Jaime Martinez
•	FY26: Kevin Krumm, Michael P. Hartung, Scott Offer and Hooi Tan

Peer Group Issuers, Footnote

Column (g). For the relevant fiscal year, represents the cumulative TSR of the peer group consisting of Benchmark Electronics, Celestica Inc., Jabil Inc., and Sanmina Corporation (“Peer Group TSR”) for the measurement periods beginning on the last trading day of the Company’s 2021 fiscal year and ending on March 31 of each of 2026, 2025, 2024, 2023 and 2022, respectively.

PEO Total Compensation Amount	$ 44,391,138	$ 16,422,136	$ 15,118,250	$ 15,597,911	$ 14,375,624
PEO Actually Paid Compensation Amount	$ 169,414,161	26,845,235	48,297,494	30,258,936	16,510,494
Adjustment To PEO Compensation, Footnote

Fiscal Year CEO	2022	2023	2024	2025	2026
SCT Total Compensation ($)	$14,375,624	$15,597,911	$15,118,250	$16,422,136	$44,391,138
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$10,484,149	$11,020,718	$11,382,142	$11,353,074	$38,446,348
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$11,372,194	$16,892,976	$17,276,728	$12,272,574	$114,288,067
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$1,275,446	$10,802,925	$23,895,484	$7,390,003	$38,484,443
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$(28,621)	$(1,987,549)	$3,462,720	$2,194,246	$10,696,861
Less: Fair Value as of Prior Fiscal Year End of Stock Awards Forfeited during the Covered Year ($)	$0	$0	$0	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$0	$26,607	$73,545	$80,649	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$16,510,494	$30,258,936	$48,297,494	$26,845,235	$169,414,161

Non-PEO NEO Average Total Compensation Amount	$ 5,491,551	6,206,790	3,898,116	4,097,332	4,015,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,075,135	5,142,055	10,135,211	7,197,637	4,098,165
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	2022	2023	2024	2025	2026
Non-CEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$4,015,753	$4,097,332	$3,898,116	$6,206,790	$5,491,551
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$2,262,366	$2,169,700	$2,188,321	$4,225,425	$3,032,512
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$2,453,994	$3,325,800	$3,321,609	$3,768,606	$5,766,967
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$165,239	$2,187,616	$4,471,749	$709,604	$10,036,613
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$(270,811)	$(239,733)	$731,844	$(73,967)	$1,812,516
Less: Fair Value as of Prior Fiscal Year End of Stock Awards Forfeited during the Covered Year ($)	$0	$0	$0	$1,218,563	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$3,645	$3,678	$99,786	$24,990	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$4,098,165	$7,197,637	$10,135,211	$5,142,055	$20,075,135

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Listed below are the performance measures which in our assessment represent the three most important financial performance measures we use to link compensation actually paid to our NEOs, for FY26, to Company performance.

Measure	Nature
Stock Price	Financial
Relative TSR	Financial
Adjusted EPS Growth	Financial

Total Shareholder Return Amount	$ 491	248	215	126	101
Peer Group Total Shareholder Return Amount	718	299	248	156	113
Net Income (Loss)	$ 880,000,000	$ 838,000,000	$ 872,000,000	$ 793,000,000	$ 936,000,000
Company Selected Measure Amount	3.30	2.65	2.15	2.36	1.96
PEO Name	Revathi Advaithi	Revathi Advaithi	Revathi Advaithi	Revathi Advaithi	Revathi Advaithi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (38,446,348)	$ (11,353,074)	$ (11,382,142)	$ (11,020,718)	$ (10,484,149)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,288,067	12,272,574	17,276,728	16,892,976	11,372,194
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,484,443	7,390,003	23,895,484	10,802,925	1,275,446
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,696,861	2,194,246	3,462,720	(1,987,549)	(28,621)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	(80,649)	(73,545)	(26,607)	(0)
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,032,512)	(4,225,425)	(2,188,321)	(2,169,700)	(2,262,366)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,766,967	3,768,606	3,321,609	3,325,800	2,453,994
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,036,613	709,604	4,471,749	2,187,616	165,239
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,812,516	(73,967)	731,844	(239,733)	(270,811)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,218,563	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	(24,990)	(99,786)	(3,678)	(3,645)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0